Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties Transactions

For the years ended December 31, 2025 and 2024, the Company has following transactions with related parties:

	For the year ended December 31, 2025	For the year ended December 31, 2024
Purchases
- Insite MY International, Inc.	$44,376	$77,294

Leasing
- Office space leasing	95,995	94,981

Total	$140,371	$172,275